SCHEDULE OF OPERATING LEASES RIGHT OF USE ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
Operating lease right of use assets	$ 515,538	$ 1,053,159	$ 782,129
Operating lease obligations-current portion	82,974	279,538	294,617
Operating lease obligations-less current portion	$ 432,563	827,836	$ 555,707
Total operating lease obligations		$ 1,107,374